Document and Entity Information	May 07, 2021
Document Information [Line Items]
Document Type	8-K
Document Period End Date	May 07, 2021
Entity Registrant Name	ATHENE HOLDING LTD
Entity Incorporation, State or Country Code	D0
Entity File Number	001-37963
Entity Tax Identification Number	98-0630022
Entity Address, Address Line One	Second Floor, Washington House
Entity Address, Address Line Two	16 Church Street
Entity Address, City or Town	Hamilton
Entity Address, Postal Zip Code	HM 11
Entity Address, Country	BM
City Area Code	441
Local Phone Number	279-8400
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001527469
Amendment Flag	false
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A common shares, par value $0.001 per share
Trading Symbol	ATH
Security Exchange Name	NYSE
Series A Preferred Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Depositary Shares, each representing a 1/1,000th interest in a 6.35% Fixed-to-Floating Rate Perpetual Non-Cumulative Preference Share, Series A
Trading Symbol	ATHPrA
Security Exchange Name	NYSE
Series B Preferred Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Depositary Shares, each representing a 1/1,000th interest in a 5.625% Fixed Rate Perpetual Non-Cumulative Preference Share, Series B
Trading Symbol	ATHPrB
Security Exchange Name	NYSE
Series C Preferred Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Depositary Shares, each representing a 1/1,000th interest in a 6.375% Fixed Rate Reset Perpetual Non-Cumulative Preference Share, Series C
Trading Symbol	ATHPrC
Security Exchange Name	NYSE
Series D Preferred Stock
Document Information [Line Items]
Title of 12(b) Security	Depositary Shares, each representing a 1/1,000th interest in a 4.875% Fixed Rate Perpetual Non-Cumulative Preference Share, Series D
Trading Symbol	ATHPrD
Security Exchange Name	NYSE